As filed with the Securities and Exchange Commission on April 4, 2018

Securities Act Registration No. 333-222469
Investment Company Act Registration No. 811-23324

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
PRE-EFFECTIVE AMENDMENT NO. 2
POST-EFFECTIVE AMENDMENT NO. __

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 (X)
AMENDMENT NO. 3
Check appropriate box or boxes

PGIM ETF TRUST
Exact name of registrant as specified in charter

655 Broad Street, 17th Floor
Newark, New Jersey 07102
Address of Principal Executive Offices including Zip Code

(973) 367-7521
Registrant’s Telephone Number, Including Area Code

Claudia DiGiacomo
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and Address of Agent for Service

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that the registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said section 8(a), may determine.

This Amendment consists of (1) the Facing Sheet of the Registration Statement and (2) Part C of the Registration Statement (including signature page). This Amendment is being filed solely to file certain exhibits to the Registration Statement. The contents of Pre-Effective Amendment No. 1, filed on March 26, 2018, consisting of Part A and Part B are hereby incorporated by reference herein.

PART C

OTHER INFORMATION

Item 28. Exhibits.

(a)(1) Certificate of Trust of the Registrant dated October 23, 2017. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on January 8, 2018.

(a)(2) Agreement and Declaration of Trust dated October 23, 2017. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on January 8, 2018.

(b) By-Laws of the Registrant dated October 23, 2017. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on January 8, 2018.

(c) Registrant incorporates by reference the following provisions of its Agreement and Declaration of Trust and By-Laws, as Exhibit (a)(2) and Exhibit (b), respectively, defining the rights of Registrant’s shareholders: Articles III and V of the Agreement and Declaration of Trust and Article III of the By-Laws.

(d)(1) Management Agreement between the Registrant and PGIM Investments LLC. Filed as an exhibit to Pre-Effective Amendment No. 1 to Registration Statement, which was filed via EDGAR on February 28, 2018, and is incorporated herein by reference.

(d)(2) Subadvisory Agreement between PGIM Investments LLC and PGIM, Inc. Filed as an exhibit to Pre-Effective Amendment No. 1 to Registration Statement, which was filed via EDGAR on February 28, 2018, and is incorporated herein by reference.

(e) Distribution Agreement between the Registrant and Prudential Investment Management Services LLC. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on March 23, 2018.

(f) Not applicable.

(g) Custodian Agreement between the Registrant and Brown Brothers Harriman & Co. Filed herewith.

(h)(1) Administrative and Transfer Agency Agreement between the Registrant and Brown Brothers Harriman & Co. Filed herewith.

(h)(2) Form of Authorized Participant Agreement. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on March 23, 2018.

(i) Opinion and consent of Morris Nichols Arsht & Tunnell LLP. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on March 23, 2018.

(j) Consent of independent registered public accounting firm. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on March 23, 2018.

(k) Not applicable.

(l) Not applicable.

(m) Distribution and Service Plan. Incorporated by reference to the Registration Statement on Form N-1A (File No. 333-222469) filed on March 23, 2018.

(n) Not applicable.

(o) Reserved.

(p)(1) Code of Ethics of the Registrant. Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A for Prudential Investment Portfolios, Inc. 14, filed via EDGAR on June 21, 2016 (File No. 002-82976).

(p)(2) Investment Adviser Code of Ethics, dated January 9, 2017 and Personal Securities Trading Policy of Prudential Financial including the Manager, the Distributor, and PGIM Fixed Income, dated February 6, 2017. Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement on Form N-1A filed on September 12, 2017.

Item 29. Persons Controlled by or under Common Control with the Registrant.

None.

Item 30. Indemnification.

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the 1940 Act) and pursuant to Del. Code Ann. Title 12 sec. 3817, a Delaware business trust may provide in its governing instrument for the indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article VII, Section 2 of the Agreement and Declaration of Trust (Exhibit (a)(1) to the Registration Statement) states that (1) the Registrant shall indemnify any present trustee or officer to the fullest extent permitted by law against liability, and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding in which he or she is involved by virtue of his or her service as a trustee, officer or both, and against any amount incurred in settlement thereof and (2) all persons extending credit to, contracting with or having any claim against Registrant shall look only to the assets of the appropriate Series (or if no Series has yet been established, only to the assets of the Registrant). Indemnification will not be provided to a person adjudged by a court or other adjudicatory body to be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties (collectively “disabling conduct”). In the event of a settlement, no indemnification may be provided unless there has been a determination, as specified in the Declaration of Trust, that the officer did not engage in disabling conduct. In addition, Article XI of Registrant’s By-Laws (Exhibit (b) to the Registration Statement) provides that any trustee, officer, employee or other agent of the Registrant shall be indemnified by Registrant against all liabilities and expenses subject to certain limitations and exceptions contained in Article XI of the By-Laws. As permitted by Section 17(i) of the 1940 Act, pursuant to Section 10 of the Distribution Agreement (Exhibit (e)(1) to the Registration Statement), the Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (Securities Act) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (Commission) such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and Trustees against liabilities, and certain costs of defending claims against such officers and Trustees, to the extent such officers and Trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and Trustees under certain circumstances.

Section 8 of the Management Agreement (Exhibit (d)(1) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit (d)(2) to the Registration Statement) limit the liability of PGIM Investments LLC and PGIM, Inc., respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

Under Section 17(h) of the 1940 Act, it is the position of the staff of the Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one’s office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) provides a written opinion, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Under its Agreement and Declaration of Trust and By-Laws, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff’s position on Section 17(h), advances will be limited in the following respect:

(1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

(2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

(3) Such promise must be secured by a surety bond or other suitable insurance; and

(4) Such surety bond or other insurance must be paid for by the recipient of such advance.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws, Declaration of Trust and the Distribution Agreement in a manner consistent with Release No. 11330 of the Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31. Business and other Connections of the Investment Adviser.

PGIM Investments LLC (PGIM Investments)

See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the Statement of Additional Information (SAI) constituting Part B of this Registration Statement.

The business and other connections of the officers of PGIM Investments are listed in Schedules A and D of Form ADV of PGIM Investments as currently on file with the Commission, the text of which is hereby incorporated by reference (File No. 801-31104).

PGIM, Inc. (PGIM)

See the Prospectus constituting Part A of this Registration Statement and “Management and Advisory Arrangements” in the SAI constituting Part B of this Registration Statement.

The business and other connections of the directors and executive officers of PGIM, Inc. are included in Schedule A and D of Form ADV filed with the Securities and Exchange Commission (File No. 801-22808), as most recently amended, the text of which is hereby incorporated by reference.

Item 32. Principal Underwriters.

(a) Prudential Investment Management Services LLC (PIMS)

PIMS is distributor for PGIM ETF Trust, Prudential Government Money Market Fund, Inc., The Prudential Investment Portfolios, Inc., Prudential Investment Portfolios 2, Prudential Investment Portfolios 3, Prudential Investment Portfolios Inc. 14, Prudential Investment Portfolios 4, Prudential Investment Portfolios 5, Prudential Investment Portfolios 6, Prudential National Muni Fund, Inc., Prudential Jennison Blend Fund, Inc., Prudential Jennison Mid-Cap Growth Fund, Inc., Prudential Investment Portfolios 7, Prudential Investment Portfolios 8, Prudential Jennison Small Company Fund, Inc., Prudential Investment Portfolios 9, Prudential World Fund, Inc., Prudential Investment Portfolios, Inc. 10, Prudential Jennison Natural Resources Fund, Inc., Prudential Global Total Return Fund, Inc., Prudential Investment Portfolios 12, Prudential Investment Portfolios, Inc. 15, Prudential Investment Portfolios 16, Prudential Investment Portfolios, Inc. 17, Prudential Investment Portfolios 18, Prudential Sector Funds, Inc. Prudential Short-Term Corporate Bond Fund, Inc., The Target Portfolio Trust, and The Prudential Series Fund.

PIMS is also distributor of the following other investment companies: Separate Accounts: Prudential’s Gibraltar Fund, Inc., The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, The Prudential Variable Contract Account-11, The Prudential Variable Contract Account-24, The Prudential Variable Contract GI-2, The Prudential Discovery Select Group Variable Contract Account, The Pruco Life Flexible Premium Variable Annuity Account, The Pruco Life of New Jersey Flexible Premium Variable Annuity Account, The Prudential Individual Variable Contract Account, The Prudential Qualified Individual Variable Contract Account and PRIAC Variable Contract Account A.

(b) The following table sets forth information regarding certain officers of PIMS. As a limited liability company, PIMS has no directors.

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Registrant
Adam Scaramella (1)	President	N/A
Gary F. Neubeck (2)	Executive Vice President	N/A
Stuart S. Parker (2)	Executive Vice President	Board Member and President
James Gemus (2)	Executive Vice President	N/A
Scott E. Benjamin (2)	Vice President	Board Member and Vice President
Francine Boucher (1)	Senior Vice President, Chief Legal Officer and Secretary	N/A
Peter J. Boland (2)	Senior Vice President and Chief Operating Officer	N/A
John N. Christolini (3)	Senior Vice President	N/A
Mark R. Hastings (2)	Senior Vice President and Chief Compliance Officer	N/A
Michael J. McQuade (2)	Senior Vice President, Comptroller and Chief Financial Officer	N/A
Hansjerg Schlenker (2)	Senior Vice President and Chief Operations Officer	N/A
Monica Oswald (3)	Senior Vice President and Co-Chief Operations Officer	N/A
Charles Smith (4)	Vice President and Anti-Money Laundering Officer	Anti-Money Laundering Compliance Officer

Principal Business Addresses:

(1)	213 Washington Street, Newark, NJ 07102

(2)	655 Broad Street, Newark, NJ 07102

(3)	280 Trumbull Street, Hartford, CT 06103

(4)	751 Broad Street, Newark NJ, 07102

(c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

Item 33. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Brown Brothers Harriman & Co. (BBH&Co.), 50 Post Office Square, Boston, Massachusetts 02110-1548, PGIM, Inc., 655 Broad Street, Newark, New Jersey 07102, and the Registrant, 655 Broad Street, Newark, New Jersey 07102.

Documents required by Rules 31a-1(b) (4), (5), (6), (7), (9), (10) and (11) and 31a-1 (d) and (f) will be kept at 655 Broad Street, Newark, New Jersey 07102, and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by BNY and PMFS.

Item 34. Management Services.

Other than as set forth under the captions “How the Fund is Managed-Manager” and “How the Fund is Managed-Distributor” in the Prospectus and the caption “Management and Advisory Arrangements” in the SAI, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

Item 35. Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, State of New Jersey on the 4th day of April, 2018.

Name:

PGIM ETF TRUST

By:	/s/Stuart S. Parker
Name: Stuart S. Parker
Title: Principal Executive Officer and President

        Each person whose signature appears below hereby authorizes Andrew French, Claudia DiGiacomo, Deborah A. Docs, Raymond A. O’Hara and Jonathan D. Shain, or any of them, as attorney-in-fact, to sign on his or her behalf, individually and in each capacity stated below, any amendments to this Registration Statement (including any Pre-Effective or Post-Effective Amendments) and to file the same, with all exhibits thereto, with the Securities and Exchange Commission.

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Stuart S. Parker	Trustee and President	April 4, 2018
Stuart S. Parker	(Principal Executive Officer)

/s/M. Sadiq Peshimam	Treasurer (Principal Financial	April 4, 2018
M. Sadiq Peshimam	(and Accounting Officer)

/s/Ellen S. Alberding	Trustee	April 4, 2018
Ellen S. Alberding

/s/Kevin J. Bannon	Trustee	April 4, 2018
Kevin J. Bannon

/s/Scott E. Benjamin	Trustee	April 4, 2018
Scott E. Benjamin

/s/Linda W. Bynoe	Trustee	April 4, 2018
Linda W. Bynoe

/s/Barry H. Evans	Trustee	April 4, 2018
Barry H. Evans

/s/Keith F. Hartstein	Trustee	April 4, 2018
Keith F. Hartstein

/s/Laurie Simon Hodrick	Trustee	April 4, 2018
Laurie Simon Hodrick

/s/Michael S. Hyland	Trustee	April 4, 2018
Michael S. Hyland

/s/Richard A. Redeker	Trustee	April 4, 2018
Richard A. Redeker

/s/Brian K. Reid	Trustee	April 4, 2018
Brian K. Reid

/s/Stephen G. Stoneburn	Trustee	April 4, 2018
Stephen G. Stoneburn

/s/Grace C. Torres	Trustee	April 4, 2018
Grace C. Torres

PGIM ETF TRUST

Exhibit Index

Item 28 Exhibit No.	Description

(g)	Custodian Agreement between the Registrant and Brown Brothers Harriman & Co.
(h)(1)	Administrative and Transfer Agency Agreement between the Registrant and Brown Brothers Harriman & Co.